RELATED PARTY NOTES AND LOANS PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
RELATED PARTY NOTES AND LOANS PAYABLE

NOTE 10 – RELATED PARTY NOTES AND LOANS PAYABLE

Related party notes payable consisted of the following:

	March 31,	December 31,
	2025	2024
Note payable - ARJ Trust	$650,000	$650,000
Note payable - McKettrick	800,000	800,000
Note payable - Carver	111,000	111,000
Loan - Chris Jones	2,000,000	2,000,000
	3,561,000	3,561,000
Less current portion	(2,937,000)	(2,937,000)
Note payable long-term portion	$624,000	$624,000

Future maturities of related party notes and loan payables as of March 31, 2025:

2025	$2,937,000
2026	287,000
2027	337,000
Total	$3,561,000

ARJ Trust

In December 2008, the Company entered into a note payable with ARJ Trust, a trust that is indirectly controlled by the Company’s chief executive officer. The note has a principal amount of $500,000, an interest rate of 8.50% per annum, and a maturity date of March 31, 2024. The Company is required to make monthly interest-only payments of $3,541.

In June 2010, the Company entered into a second note payable with ARJ Trust. The note has a principal amount of $150,000, an interest rate of 8.50% per annum, and a maturity date of March 31, 2024. The Company is required to make monthly interest-only payments of $1,063.

On March 31, 2024, the maturity date of the notes was extended to March 31, 2025. On March 31, 2025, the maturity date of the notes was extended to September 30, 2025.

The Company made interest-only payments of $13,812 and $10,901 during the three months ended March 31, 2025 and 2024, respectively. The principal balance of the notes was $650,000 at both March 31, 2025 and December 31, 2024.

McKettrick

In May 2019, the Company entered into a $1,750,000, zero interest rate note payable with a former shareholder to repurchase all their owned shares in the Company. The note is payable in annual installments of $250,000 due on December 21 of each year. The note matures on December 1, 2027. If the annual installment is not paid within 10 days of the due date a late fee of 5% is charged. During the year ended December 31, 2024, the Company paid the December 2024 and 2023 installments totaling $500,000 and $50,000 in a negotiated extension fee for the 2023 installment. The principal balance of the note payable was $800,000 at both March 31, 2025 and December 31, 2024.

Carver

In January 2021, the Company entered into a $222,000, zero interest rate note payable with a former shareholder to repurchase all their owned shares in the Company. The note is payable in semi-annual installments of $18,500 due on March 31 and September 30 each year and matures on October 1, 2027. The Company has not made the required installments totaling $18,500 for the three months ended March 31, 2025 and $37,000 for the year ended December 31, 2024. The principal balance of the note payable was $111,000 at both March 31, 2025 and December 31, 2024.

Chris Jones

During the year ended December 31, 2024, the Company chief executive officer loaned the Company an aggregate of $2 million for operating expenses. The loaned amount has a zero interest rate and no stated maturity date. The Company made no payments towards the loan during the three months ended March 31, 2025, however, the Company expects to pay back the loan in full. The principal balance of the loan payable was $2,000,000 at March 31, 2025 and December 31, 2024.

NOTE 12 – RELATED PARTY NOTES AND LOANS PAYABLE

Related party notes payable consisted of the following as of December 31:

	2024	2023
Note payable - ARJ Trust	$650,000	$650,000
Note payable - McKettrick	800,000	1,300,000
Note payable - Carver	111,000	148,000
Loan - Chris Jones	2,000,000	-
	3,561,000	2,098,000
Less current portion	(2,937,000)	(1,237,000)
Note payable long-term portion	$624,000	$861,000

Future maturities of related party notes and loan payables as of December 31, 2024:

2025	$2,937,000
2026	287,000
2027	337,000
Total	$3,561,000

ARJ Trust

In December 2008, the Company entered into a note payable with ARJ Trust, a trust that is indirectly controlled by the Company’s chief executive officer. The note has a principal amount of $500,000, an interest rate of 8.50% per annum, and a maturity date of March 31, 2024. The Company is required to make monthly interest-only payments of $3,541.

In June 2010, the Company entered into a second note payable with ARJ Trust. The note has a principal amount of $150,000, an interest rate of 8.50% per annum, and a maturity date of March 31, 2024. The Company is required to make monthly interest-only payments of $1,063.

On March 31, 2024, the maturity date of the notes was extended to March 31, 2025.

The Company made interest-only payments of $55,248 during the years ended December 13, 2024 and 2023, respectively. The principal balance of the notes was $650,000 at December 31, 2024 and 2023.

McKettrick

In May 2019, the Company entered into a $1,750,000, zero interest rate note payable with a former shareholder to repurchase all their owned shares in the Company. The note is payable in annual installments of $250,000 due on December 21 of each year. The note matures on December 1, 2027. If the annual installment is not paid within 10 days of the due date a late fee of 5% is charged. During the year ended December 31, 2024, the Company paid the December 2024 and 2023 installments totaling $500,000 and $50,000 in a negotiated extension fee for the 2023 installment. The principal balance of the note payable was $800,000 and $1,300,000 at December 31, 2024 and 2023, respectively.

Carver

In January 2021, the Company entered into a $222,000, zero interest rate note payable with a former shareholder to repurchase all their owned shares in the Company. The note is payable in semi-annual installments of $18,500 due on March 31 and September 30 each year and matures on October 1, 2027. The Company made the required installments totaling $37,000 for the years ended December 31, 2024 and 2023. The principal balance of the note payable was $111,000 and $148,000 at December 31, 2024 and 2023, respectively.

Chris Jones

During the year ended December 31, 2024, the Company chief executive officer loaned the Company an aggregate of $2 million for operating expenses. The loaned amount has a zero interest rate and no stated maturity date. The Company made no payments towards the loan during the year ended December 31, 2024, however, the Company expects to pay back the loan in full. The principal balance of the loan payable was $2,000,000 at December 31, 2024.